Portfolio of Investments

Touchstone Balanced Fund – September 30, 2019 (Unaudited)

Shares		Market Value
	Common Stocks — 61.5%

	Communication Services — 12.9%
458	Alphabet, Inc. - Class C*	$558,302
4,776	AT&T, Inc.	180,724
594	Charter Communications, Inc. - Class A*	244,799
6,110	Comcast Corp. - Class A	275,439
2,486	Facebook, Inc. - Class A*	442,707
3,262	Fox Corp. - Class A	102,867
361	Netflix, Inc.*	96,611
1,885	Walt Disney Co. (The)	245,653

		2,147,102

	Information Technology — 12.7%
2,312	Apple, Inc.	517,819
4,292	Avnet, Inc.	190,930
1,250	International Business Machines Corp.	181,775
4,530	Microsoft Corp.	629,806
4,802	Oracle Corp.	264,254
2,151	salesforce.com, Inc.*	319,294

		2,103,878

	Financials — 10.8%
8,450	Bank of America Corp.	246,486
4,734	Berkshire Hathaway, Inc. - Class B*	984,767
3,112	Brookfield Asset Management, Inc. (Canada) - Class A	165,216
1,128	Goldman Sachs Group, Inc. (The)	233,755
1,435	Signature Bank/NewYork NY	171,081

		1,801,305

	Consumer Discretionary — 7.9%
649	Alibaba Group Holding Ltd. (China) ADR*	108,532
347	Amazon.com, Inc.*	602,361
90	Booking Holdings, Inc.*	176,635
3,744	Carnival Corp.	163,650
4,760	JD.com, Inc. (China) ADR*	134,280
2,965	Yum China Holdings, Inc. (China)	134,700

		1,320,158

	Health Care — 6.8%
1,779	AmerisourceBergen Corp.	146,465
679	Biogen, Inc.*	158,085
4,225	Bristol-Myers Squibb Co.	214,250
2,248	Johnson & Johnson	290,846
1,798	Novartis AG (Switzerland) ADR	156,246
760	UnitedHealth Group, Inc.	165,163

		1,131,055

	Industrials — 3.6%
461	Deere & Co.	77,761
5,086	General Electric Co.	45,469
1,210	Union Pacific Corp.	195,996
2,069	United Technologies Corp.	282,460

		601,686

Shares		Market Value
	Real Estate — 2.8%
1,571	Jones Lang LaSalle, Inc. REIT	$218,463
1,574	Simon Property Group, Inc. REIT	244,993

		463,456

	Energy — 2.1%
2,491	Exxon Mobil Corp.	175,889
3,229	Halliburton Co.	60,867
3,317	Schlumberger Ltd.	113,342

		350,098

	Consumer Staples — 1.9%
2,761	Monster Beverage Corp.*	160,304
2,613	Unilever NV (United Kingdom)	156,858

		317,162

	Total Common Stocks	$10,235,900

Principal Amount
	U.S. Treasury Obligations — 15.5%
$13,000	U.S. Treasury Bond, 2.875%, 5/15/49	15,162
56,000	U.S. Treasury Bond, 3.000%, 2/15/49	66,769
396,201	U.S. Treasury Inflation Indexed Bonds, 0.250%, 7/15/29	399,227
112,157	U.S. Treasury Inflation Indexed Bonds, 1.000%, 2/15/49	125,862
15,000	U.S. Treasury Note, 1.500%, 8/31/21	14,956
390,000	U.S. Treasury Note, 1.625%, 8/15/29	388,202
289,000	U.S. Treasury Note, 1.750%, 7/31/24	291,551
240,000	U.S. Treasury Note, 2.375%, 5/15/29	254,869
255,000	U.S. Treasury Note, 2.500%, 5/31/20	256,026
743,000	U.S. Treasury Note, 2.500%, 3/31/23	766,364

	Total U.S. Treasury Obligations	$2,578,988

	Corporate Bonds — 13.1%
	Financials — 3.2%
21,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53	22,417
24,000	American Express Co., 3.000%, 10/30/24	24,784
50,000	Bank of America Corp. MTN, 4.000%, 1/22/25	53,092
24,000	Bank of Montreal (Canada), 3.803%, 12/15/32	24,891
24,000	Bank of New York Mellon Corp. (The) MTN, 2.950%, 1/29/23	24,647
22,000	BB&T Corp. MTN, 2.850%, 10/26/24	22,578
18,000	Citigroup, Inc., 3.200%, 10/21/26	18,607
11,000	Citigroup, Inc., 4.750%, 5/18/46	12,829
18,000	Fifth Third Bancorp, 2.875%, 7/27/20	18,112
32,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	33,565
20,000	Goldman Sachs Group, Inc. (The), (3M LIBOR +1.000%), 3.283%, 7/24/23(A)	20,087

Touchstone Balanced Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 13.1% (Continued)

	Financials — (Continued)
$32,000	Huntington Bancshares, Inc./OH, 4.000%, 5/15/25	$34,305
15,000	JPMorgan Chase & Co., 3.250%, 9/23/22	15,504
10,000	JPMorgan Chase & Co., (3M LIBOR +0.730%), 2.989%, 4/23/24(A)	9,975
25,000	JPMorgan Chase & Co., 3.509%, 1/23/29	26,426
25,000	Morgan Stanley, 3.950%, 4/23/27	26,444
25,000	New York Life Global Funding, 144a, 3.000%, 1/10/28	26,116
18,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	19,272
21,000	PNC Capital Trust C, (3M LIBOR +0.570%), 2.702%, 6/1/28(A)	19,320
34,000	SunTrust Capital I, Ser A, (3M LIBOR +0.670%), 2.830%, 5/15/27(A)	31,620
17,000	Visa, Inc., 4.150%, 12/14/35	20,479
30,000	Wells Fargo & Co., 4.125%, 8/15/23	31,837

		536,907

	Information Technology — 1.4%
75,000	Apple, Inc., 2.750%, 1/13/25	77,501
24,000	Apple, Inc., 4.650%, 2/23/46	30,178
22,000	Broadcom, Inc., 144a, 3.125%, 4/15/21	22,211
23,000	Global Payments, Inc., 2.650%, 2/15/25	23,106
20,000	International Business Machines Corp., 2.800%, 5/13/21	20,268
11,000	Microsoft Corp., 3.500%, 2/12/35	12,157
20,000	NXP BV / NXP Funding LLC (Netherlands), 144a, 5.350%, 3/1/26	22,450
20,000	Oracle Corp., 2.650%, 7/15/26	20,420

		228,291

	Health Care — 1.3%
7,000	Abbott Laboratories, 3.750%, 11/30/26	7,626
20,000	AbbVie, Inc., 4.450%, 5/14/46	20,716
15,000	Allergan Funding SCS (Luxembourg), 3.800%, 3/15/25	15,707
18,000	Allergan Sales LLC, 144a, 5.000%, 12/15/21	18,911
17,000	Celgene Corp., 5.000%, 8/15/45	21,316
16,000	Cigna Corp., 4.375%, 10/15/28	17,483
12,000	CommonSpirit Health, 4.187%, 10/1/49	12,352
23,000	CVS Health Corp., 4.300%, 3/25/28	24,871
13,000	CVS Health Corp., 5.125%, 7/20/45	14,735
17,000	Express Scripts Holding Co., 3.300%, 2/25/21	17,224
30,000	Johnson & Johnson, 2.900%, 1/15/28	31,552
16,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	16,656

		219,149

Principal Amount		Market Value
	Energy — 1.3%
$23,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	$23,665
18,000	Buckeye Partners LP, 3.950%, 12/1/26	15,848
14,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	17,835
16,000	Columbia Pipeline Group, Inc., 4.500%, 6/1/25	17,245
21,000	Energy Transfer Partners LP, 4.950%, 6/15/28	23,079
18,000	MPLX LP, (3M LIBOR +1.100%), 3.202%, 9/9/22(A)	18,057
20,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	25,906
17,000	Petroleos Mexicanos (Mexico), 4.500%, 1/23/26	16,422
12,000	Petroleos Mexicanos (Mexico), 144a, 6.840%, 1/23/30	12,431
20,000	Sabine Pass Liquefaction LLC, 5.000%, 3/15/27	22,052
20,000	Shell International Finance BV (Netherlands), 1.875%, 5/10/21	20,002

		212,542

	Industrials — 1.1%
20,000	Avolon Holdings Funding Ltd. (Ireland), 144a, 3.625%, 5/1/22	20,270
25,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	33,634
23,000	Eagle Materials, Inc., 4.500%, 8/1/26	23,779
12,000	Embraer Netherlands Finance BV (Netherlands), 5.050%, 6/15/25	13,125
7,000	Embraer Netherlands Finance BV (Netherlands), 5.400%, 2/1/27	7,919
21,000	FedEx Corp., 5.100%, 1/15/44	23,520
12,000	General Electric Co., 4.125%, 10/9/42	12,007
14,000	Norfolk Southern Corp., 4.837%, 10/1/41	16,807
20,000	Parker-Hannifin Corp., 4.000%, 6/14/49	21,947
16,000	Republic Services, Inc., 2.500%, 8/15/24	16,170

		189,178

	Communication Services — 1.1%
10,000	AT&T, Inc., 4.500%, 5/15/35	10,972
24,000	Booking Holdings, Inc., 3.600%, 6/1/26	25,661
16,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	19,469
14,000	Comcast Corp., 4.000%, 3/1/48	15,486
15,000	Comcast Corp., 4.150%, 10/15/28	16,826
14,000	Cox Communications, Inc., 144a, 3.350%, 9/15/26	14,460
8,000	Deutsche Telekom International Finance BV (Netherlands), 8.750%, 6/15/30	11,813

Touchstone Balanced Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 13.1% (Continued)

	Communication Services — (Continued)
$25,000	Verizon Communications, Inc., 5.012%, 4/15/49	$31,433
18,000	Walt Disney Co.(The), 1.750%, 8/30/24	17,823
15,000	Warner Media LLC, 3.800%, 2/15/27	15,568

		179,511

	Consumer Staples — 0.9%
26,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/1/46	31,024
19,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	23,418
16,000	Kroger Co. (The), 5.000%, 4/15/42	17,318
22,000	Mars, Inc., 144a, 3.875%, 4/1/39	24,569
25,000	Mondelez International, Inc., 3.625%, 5/7/23	26,151
6,000	Moody’s Corp., 2.750%, 12/15/21	6,079
20,000	Reynolds American, Inc., 4.450%, 6/12/25	21,331

		149,890

	Real Estate — 0.9%
24,000	Boston Properties LP REIT, 3.200%, 1/15/25	24,894
23,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	24,352
15,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	15,769
17,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	18,172
25,000	SBA Tower Trust REIT, 144a, 2.836%, 1/15/25	25,032
17,000	VEREIT Operating Partnership LP REIT, 4.600%, 2/6/24	18,258
16,000	Welltower, Inc. REIT, 4.250%, 4/1/26	17,413

		143,890

	Utilities — 0.9%
5,000	American Water Capital Corp., 6.593%, 10/15/37	7,128
15,000	Duke Energy Progress LLC, 4.150%, 12/1/44	17,167
13,000	Edison International, 4.125%, 3/15/28	13,330
11,000	Fortis, Inc. (Canada), 3.055%, 10/4/26	11,178
16,000	NextEra Energy Capital Holdings, Inc., 5.650%, 5/1/79	17,381
16,000	Oncor Electric Delivery Co. LLC, 3.800%, 9/30/47	17,713
27,000	PacifiCorp., 5.750%, 4/1/37	36,221
25,000	WEC Energy Group, Inc., (3M LIBOR +2.113%), 4.271%, 5/15/67(A)	21,031

		141,149

	Consumer Discretionary — 0.8%
20,000	AutoNation, Inc., 5.500%, 2/1/20	20,210

Principal Amount		Market Value
	Consumer Discretionary — (Continued)
$8,000	Ford Motor Credit Co. LLC, 4.542%, 8/1/26	$7,993
10,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	10,631
32,000	General Motors Financial Co., Inc., 3.950%, 4/13/24	32,894
9,000	General Motors Financial Co., Inc., 4.350%, 4/9/25	9,375
20,000	Home Depot, Inc. (The), 5.950%, 4/1/41	28,632
22,000	Walmart, Inc., 2.850%, 7/8/24	22,862

		132,597

	Materials — 0.2%
18,000	FMC Corp., 3.450%, 10/1/29	18,287
19,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	21,292

		39,579

	Total Corporate Bonds	$2,172,683

	U.S. Government Mortgage-Backed Obligations — 7.0%
244,051	FHLMC, Pool #G05624, 4.500%, 9/1/39	264,469
161,749	FHLMC, Pool #Q29260, 4.000%, 10/1/44	170,982
93,723	FNMA, Pool #725423, 5.500%, 5/1/34	105,980
91,285	FNMA, Pool #725610, 5.500%, 7/1/34	103,212
23,541	FNMA, Pool #890310, 4.500%, 12/1/40	25,501
93,190	FNMA, Pool #AD9193, 5.000%, 9/1/40	102,796
363,609	FNMA, Pool #AL5718, 3.500%, 9/1/44	382,778

	Total U.S. Government Mortgage-Backed Obligations	$1,155,718

Shares
	Exchange-Traded Fund — 1.9%
2,738	iShares JP Morgan USD Emerging Markets Bond ETF	$310,352

Principal Amount
	Sovereign Bonds — 0.1%
$22,000	Province of Ontario Canada, 1.875%, 5/21/20	$21,972

Shares
	Short-Term Investment Fund — 0.9%
157,417	Dreyfus Government Cash Management, Institutional Shares, 1.85%¥Ω	$157,417

Touchstone Balanced Fund (Unaudited) (Continued)

Market Value
Total Investment Securities — 100.0% (Cost $14,437,094)	$16,633,030
Other Assets in Excess of Liabilities — 0.0%	62

Net Assets — 100.0%	$16,633,092

(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2019.
*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

REIT - Real Estate Investment Trust

USD - United States Dollar

144a -

This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities were valued at $231,628 or 1.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$10,235,900	$—	$—	$10,235,900
U.S. Treasury Obligations	—	2,578,988	—	2,578,988
Corporate Bonds	—	2,172,683	—	2,172,683
U.S. Government Mortgage-Backed Obligations	—	1,155,718	—	1,155,718
Exchange-Traded Fund	310,352	—	—	310,352
Sovereign Bonds	—	21,972	—	21,972
Short-Term Investment Fund	157,417	—	—	157,417

Total	$10,703,669	$5,929,361	$—	$16,633,030

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Bond Fund – September 30, 2019 (Unaudited)

Principal Amount		Market Value
	Corporate Bonds — 33.1%

	Financials — 9.2%
$270,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53	$288,225
342,000	American Express Co., 3.000%, 10/30/24	353,175
334,000	Avolon Holdings Funding Ltd. (Ireland), 144a, 3.625%, 5/1/22	338,509
244,000	Bank of America Corp., 3.705%, 4/24/28	259,513
390,000	Bank of America Corp. MTN, 4.000%, 1/22/25	414,116
326,000	Bank of Montreal (Canada), 3.803%, 12/15/32	338,104
336,000	Bank of New York Mellon Corp. (The) MTN, 2.950%, 1/29/23	345,057
230,000	Bank of Nova Scotia (The), (Canada), (3M LIBOR +0.620%), 2.784%, 9/19/22(A)	231,318
316,000	Barclays PLC (United Kingdom), 4.610%, 2/15/23	328,149
210,000	BB&T Corp. MTN, 2.850%, 10/26/24	215,522
219,000	Citigroup, Inc., 3.200%, 10/21/26	226,388
320,000	Citigroup, Inc., (3M LIBOR +1.430%), 3.568%, 9/1/23(A)	325,489
138,000	Citigroup, Inc., 4.750%, 5/18/46	160,940
317,000	Fifth Third Bancorp, 2.875%, 7/27/20	318,974
171,000	GE Capital International Funding Co. Unlimited Co. (Ireland), 4.418%, 11/15/35	178,955
398,000	Goldman Sachs Group, Inc. (The), (3M LIBOR +1.000%), 3.283%, 7/24/23(A)	399,727
177,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	185,658
262,000	Goldman Sachs Group, Inc. (The), 5.250%, 7/27/21	276,115
200,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	211,702
421,000	Huntington Bancshares, Inc./OH, 4.000%, 5/15/25	451,331
250,000	JPMorgan Chase & Co., (3M LIBOR +0.730%), 2.989%, 4/23/24(A)	249,373
219,000	JPMorgan Chase & Co., 3.250%, 9/23/22	226,358
327,000	JPMorgan Chase & Co., 3.509%, 1/23/29	345,652
334,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	340,827
303,000	Morgan Stanley, 3.950%, 4/23/27	320,495
369,000	New York Life Global Funding, 144a, 3.000%, 1/10/28	385,467
235,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	251,604
279,000	PNC Capital Trust C, (3M LIBOR +0.570%), 2.702%, 6/1/28(A)	256,674
491,000	SunTrust Capital I, Ser A, (3M LIBOR +0.670%), 2.830%, 5/15/27(A)	456,630
214,000	Visa, Inc., 4.150%, 12/14/35	257,798

Principal Amount		Market Value
	Financials — (Continued)
$73,000	Wells Fargo & Co., 4.125%, 8/15/23	$77,469

		9,015,314

	Energy — 3.2%
357,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	367,330
303,000	Buckeye Partners LP, 3.950%, 12/1/26	266,773
221,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	281,533
297,000	Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	341,342
251,000	Columbia Pipeline Group, Inc., 4.500%, 6/1/25	270,525
328,000	Energy Transfer Partners LP, 4.950%, 6/15/28	360,476
302,000	MPLX LP, (3M LIBOR +1.100%), 3.202%, 9/9/22(A)	302,953
116,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	150,254
221,000	Petroleos Mexicanos (Mexico), 4.500%, 1/23/26	213,484
168,000	Petroleos Mexicanos (Mexico), 144a, 6.840%, 1/23/30	174,031
376,000	Shell International Finance BV (Netherlands), 1.875%, 5/10/21	376,038

		3,104,739

	Consumer Staples — 3.1%
385,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/1/46	459,392
311,000	Grupo Bimbo SAB de CV (Mexico), 144a, 4.500%, 1/25/22	323,247
422,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	442,045
296,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	364,820
213,000	Kroger Co. (The), 5.000%, 4/15/42	230,547
327,000	Mars, Inc., 144a, 3.875%, 4/1/39	365,185
400,000	Mondelez International Holdings Netherlands BV (Netherlands), 144a, 2.125%, 9/19/22	398,911
155,000	Moody’s Corp., 2.750%, 12/15/21	157,052
286,000	Reynolds American, Inc., 4.450%, 6/12/25	305,033

		3,046,232

	Health Care — 3.1%
58,000	Abbott Laboratories, 3.750%, 11/30/26	63,188
276,000	AbbVie, Inc., 4.450%, 5/14/46	285,886
163,000	Allergan Funding SCS (Luxembourg), 3.800%, 3/15/25	170,682
289,000	Allergan Sales LLC, 144a, 5.000%, 12/15/21	303,620
223,000	Celgene Corp., 5.000%, 8/15/45	279,622
249,000	Cigna Corp., 4.375%, 10/15/28	272,076

Touchstone Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 33.1% (Continued)

	Health Care — (Continued)
$192,000	CommonSpirit Health, 4.187%, 10/1/49	$197,624
185,000	CommonSpirit Health, 4.200%, 8/1/23	196,244
320,000	CVS Health Corp., 4.300%, 3/25/28	346,027
191,000	CVS Health Corp., 5.125%, 7/20/45	216,491
296,000	Express Scripts Holding Co., 3.300%, 2/25/21	299,900
39,000	Medtronic Global Holdings SCA (Luxembourg), 3.350%, 4/1/27	41,911
304,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	316,461

		2,989,732

	Industrials — 3.0%
265,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	356,518
330,000	CRH America Finance, Inc., 144a, 4.500%, 4/4/48	355,039
400,000	Eagle Materials, Inc., 4.500%, 8/1/26	413,546
138,000	Embraer Netherlands Finance BV (Netherlands), 5.050%, 6/15/25	150,939
140,000	Embraer Netherlands Finance BV (Netherlands), 5.400%, 2/1/27	158,376
331,000	FedEx Corp., 5.100%, 1/15/44	370,721
186,000	Norfolk Southern Corp., 4.837%, 10/1/41	223,298
337,000	Parker-Hannifin Corp., 4.000%, 6/14/49	369,803
295,000	Republic Services, Inc., 2.500%, 8/15/24	298,133
1,880	United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 9/3/22	1,938
238,000	Vulcan Materials Co., 4.500%, 4/1/25	255,290

		2,953,601

	Communication Services — 2.9%
232,000	AT&T, Inc., 4.500%, 5/15/35	254,548
192,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	233,631
203,000	Comcast Corp., 4.000%, 3/1/48	224,551
248,000	Comcast Corp., 4.150%, 10/15/28	278,188
222,000	Cox Communications, Inc., 144a, 3.350%, 9/15/26	229,293
121,000	Deutsche Telekom International Finance BV (Netherlands), 8.750%, 6/15/30	178,665
214,000	Tencent Holdings Ltd. (China), 144a, 3.975%, 4/11/29	228,982
410,000	Verizon Communications, Inc., 5.012%, 4/15/49	515,503
290,000	Walt Disney Co.(The), 1.750%, 8/30/24	287,142
413,000	Warner Media LLC, 3.800%, 2/15/27	428,644

		2,859,147

Principal Amount		Market Value
	Information Technology — 2.4%
$335,000	Apple, Inc., 2.750%, 1/13/25	$346,174
228,000	Apple, Inc., 4.650%, 2/23/46	286,688
365,000	Broadcom, Inc., 144a, 3.125%, 4/15/21	368,501
350,000	Global Payments, Inc., 2.650%, 2/15/25	351,620
175,000	Hewlett Packard Enterprise Co., 144a, 2.100%, 10/4/19	174,998
156,000	International Business Machines Corp., 2.800%, 5/13/21	158,089
144,000	Microsoft Corp., 3.500%, 2/12/35	159,142
319,000	NXP BV / NXP Funding LLC (Netherlands), 144a, 5.350%, 3/1/26	358,073
170,000	Oracle Corp., 2.650%, 7/15/26	173,575

		2,376,860

	Real Estate — 2.1%
320,000	Boston Properties LP REIT, 3.200%, 1/15/25	331,918
351,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	371,640
181,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	190,277
282,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	301,442
310,000	SBA Tower Trust REIT, 144a, 2.836%, 1/15/25	310,398
244,000	VEREIT Operating Partnership LP REIT, 4.600%, 2/6/24	262,054
270,000	Welltower, Inc. REIT, 4.250%, 4/1/26	293,843

		2,061,572

	Utilities — 1.9%
91,000	American Water Capital Corp., 6.593%, 10/15/37	129,733
123,000	DTE Energy Co., Series D, 3.700%, 8/1/23	128,973
91,000	Duke Energy Progress LLC, 4.150%, 12/1/44	104,147
202,000	Edison International, 4.125%, 3/15/28	207,135
218,000	Electricite de France SA (France), 144a, 4.500%, 9/21/28	243,399
85,000	Fortis, Inc. (Canada), 3.055%, 10/4/26	86,375
249,000	NextEra Energy Capital Holdings, Inc., 5.650%, 5/1/79	270,495
234,000	Oncor Electric Delivery Co. LLC, 3.800%, 9/30/47	259,056
124,000	PacifiCorp., 5.750%, 4/1/37	166,349
309,000	WEC Energy Group, Inc., (3M LIBOR +2.113%), 4.271%, 5/15/67(A)	259,946

		1,855,608

	Consumer Discretionary — 1.5%
230,000	AutoNation, Inc., 5.500%, 2/1/20	232,410
138,000	Ford Motor Credit Co. LLC, 4.542%, 8/1/26	137,872
156,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	165,839

Touchstone Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 33.1% (Continued)

	Consumer Discretionary — (Continued)
$90,000	General Motors Financial Co., Inc., 3.950%, 4/13/24	$92,514
222,000	General Motors Financial Co., Inc., 4.350%, 4/9/25	231,246
221,000	Home Depot, Inc. (The), 5.950%, 4/1/41	316,379
324,000	Walmart, Inc., 2.850%, 7/8/24	336,698

		1,512,958

	Materials — 0.7%
83,000	Braskem America Finance Co., 144a, 7.125%, 7/22/41	98,563
272,000	FMC Corp., 3.450%, 10/1/29	276,342
293,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	328,342

		703,247

	Total Corporate Bonds	$32,479,010

	U.S. Treasury Obligations — 23.6%
5,000	U.S. Treasury Bond, 2.250%, 8/15/49	5,142
194,000	U.S. Treasury Bond, 2.875%, 5/15/49	226,260
1,230,000	U.S. Treasury Bond, 3.000%, 2/15/49	1,466,535
6,331,188	U.S. Treasury Inflation Indexed Bonds, 0.250%, 7/15/29	6,379,545
1,697,651	U.S. Treasury Inflation Indexed Bonds, 1.000%, 2/15/49	1,905,089
5,445,000	U.S. Treasury Note, 1.625%, 8/15/29	5,419,902
134,000	U.S. Treasury Note, 1.750%, 7/31/24	135,183
2,459,000	U.S. Treasury Note, 2.375%, 5/15/29	2,611,343
4,787,000	U.S. Treasury Note, 2.500%, 3/31/23	4,937,529

	Total U.S. Treasury Obligations	$23,086,528

	U.S. Government Mortgage-Backed Obligations — 14.8%
106,303	FHLMC, Pool #A95946, 4.000%, 1/1/41	113,604
78,427	FHLMC, Pool #A96485, 4.500%, 1/1/41	85,020
21,775	FHLMC, Pool #G03217, 5.500%, 9/1/37	23,791
12,227	FHLMC, Pool #G03781, 6.000%, 1/1/38	13,854
457,595	FHLMC, Pool #G05624, 4.500%, 9/1/39	495,879
52,275	FHLMC, Pool #J27931, 3.500%, 4/1/29	54,608
607,245	FHLMC, Pool #Q29056, 4.000%, 10/1/44	641,639
265,089	FHLMC, Pool #Q29260, 4.000%, 10/1/44	280,220
276,706	FHLMC, Pool #Q51274, 4.000%, 10/1/47	290,045
5,337	FNMA, Pool #561741, 7.500%, 1/1/31	6,057
352,696	FNMA, Pool #725423, 5.500%, 5/1/34	398,818
338,091	FNMA, Pool #725610, 5.500%, 7/1/34	382,268
7,898	FNMA, Pool #889734, 5.500%, 6/1/37	8,914
9,115	FNMA, Pool #984256, 5.000%, 6/1/23	9,469
7,487	FNMA, Pool #995472, 5.000%, 11/1/23	7,770
57,336	FNMA, Pool #AB1149, 5.000%, 6/1/40	63,352
55,776	FNMA, Pool #AB1800, 4.000%, 11/1/40	59,571

Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 14.8% (Continued)
$91,330	FNMA, Pool #AD3795, 4.500%, 4/1/40	$98,952
126,073	FNMA, Pool #AD9150, 5.000%, 8/1/40	139,232
310,635	FNMA, Pool #AD9193, 5.000%, 9/1/40	342,654
176,877	FNMA, Pool #AE0548, 4.500%, 11/1/40	191,637
137,915	FNMA, Pool #AE4429, 4.000%, 10/1/40	147,178
9,843	FNMA, Pool #AH2666, 4.000%, 1/1/26	10,255
15,958	FNMA, Pool #AH3493, 4.000%, 2/1/26	16,647
229,163	FNMA, Pool #AJ5457, 4.000%, 11/1/41	244,820
219,292	FNMA, Pool #AL0054, 4.500%, 2/1/41	237,518
33,924	FNMA, Pool #AL2663, 4.000%, 1/1/26	35,360
450,441	FNMA, Pool #AL5718, 3.500%, 9/1/44	474,188
715,165	FNMA, Pool #AL9409, 3.500%, 11/1/31	742,175
458,061	FNMA, Pool #AR9195, 3.000%, 3/1/43	472,014
575,751	FNMA, Pool #AS4707, 3.500%, 4/1/45	604,734
689,388	FNMA, Pool #AS7234, 3.000%, 5/1/46	706,092
220,187	FNMA, Pool #AS7813, 4.000%, 8/1/46	231,947
310,658	FNMA, Pool #AS8552, 3.000%, 12/1/36	319,535
1,154,410	FNMA, Pool #AS8703, 2.500%, 2/1/32	1,169,684
543,512	FNMA, Pool #AS8855, 3.500%, 2/1/37	562,569
504,776	FNMA, Pool #AT2016, 3.000%, 4/1/43	520,117
184,957	FNMA, Pool #AZ7347, 3.000%, 11/1/45	189,428
612,723	FNMA, Pool #BC1158, 3.500%, 2/1/46	638,102
589,443	FNMA, Pool #BH6180, 4.000%, 7/1/47	617,712
717,723	FNMA, Pool #FM1227, 3.000%, 4/1/32	734,976
271,865	FNMA, Pool #MA1175, 3.000%, 9/1/42	280,149
157,031	FNMA, Pool #MA1543, 3.500%, 8/1/33	163,370
140,509	FNMA, Pool #MA2177, 4.000%, 2/1/35	148,739
200,095	GNMA, Pool #4853, 4.000%, 11/20/40	213,195
134,611	GNMA, Pool #4883, 4.500%, 12/20/40	147,257
523,040	GNMA, Pool #5175, 4.500%, 9/20/41	572,254
21,344	GNMA, Pool #679437, 6.000%, 11/15/22	21,438
63,807	GNMA, Pool #736696, 4.500%, 5/15/40	69,104
270,655	GNMA, Pool #AD1745, 3.000%, 2/20/43	279,510
202,306	GNMA, Pool #MA1157, 3.500%, 7/20/43	214,848

	Total U.S. Government Mortgage-Backed Obligations	$14,492,269

	Asset-Backed Securities — 10.3%
265,000	Apidos CLO XVIII (Cayman Islands), Ser 2018-18A, Class A1, 144a, (3M LIBOR +1.140%), 3.418%, 10/22/30(A)	264,861
275,000	CIFC Funding Ltd., Ser 2016-1A, Class A1R, (Cayman Islands), 144a, (3M LIBOR +1.350%), 0.000%, 10/21/31(A)	275,000
145,040	Domino’s Pizza Master Issuer LLC, Ser 2017-1A, Class A2II, 144a, 3.082%, 7/25/47	145,532
721,375	DRIVEN BRANDS FUNDING LLC, Ser 2019-1A, Class A2, 144a, 4.641%, 4/20/49	759,976

Touchstone Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Asset-Backed Securities — 10.3% (Continued)
$740,467	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	$739,072
720,961	GLS Auto Receivables Issuer Trust, Ser 2019-3A, Class A, 144a, 2.580%, 7/17/23	720,985
740,000	Hertz Vehicle Financing II LP, Ser 2016-2A, Class B, 144a, 3.940%, 3/25/22	751,283
550,000	Hertz Vehicle Financing II LP, Ser 2016-4A, Class A, 144a, 2.650%, 7/25/22	551,944
250,000	Hertz Vehicle Financing II LP, Ser 2019-1A, Class A, 144a, 3.710%, 3/25/23	257,469
300,000	Jack In The Box Funding LLC, Ser 2019-1A, Class A2I, 144a, 3.982%, 8/25/49	305,070
259,700	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2I, 144a, 3.610%, 7/30/47	261,645
245,000	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	258,994
500,000	Kabbage Funding LLC, Ser 2019-1, Class A, 144a, 3.825%, 3/15/24	505,454
700,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2015-18A, Class BR, 144a, (3M LIBOR +1.600%), 3.878%, 10/21/30(A)	693,834
275,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2019-35A, Class A2A, 144a, (3M LIBOR +1.650%), 4.174%, 4/20/31(A)	274,990
139,520	Sonic Capital LLC, Ser 2016-1A, Class A2, 144a, 4.472%, 5/20/46	141,265
750,000	STWD Ltd. (Cayman Islands), Ser 2019-FL1, Class A, 144a, (1M LIBOR +1.080%), 3.369%, 7/15/38(A)	750,941
325,000	Towd Point Mortgage Trust, Ser 2015-3, Class A2, 144a, 4.000%, 3/25/54(A)(B)	333,849
457,180	Towd Point Mortgage Trust, Ser 2019-1, Class A1, 144a, 3.750%, 3/25/58(A)(B)	479,486
380,000	Voya CLO Ltd. (Cayman Islands), Ser 2017-4A, Class A1, 144a, (3M LIBOR +1.130%), 3.433%, 10/15/30(A)	379,996
275,000	Voya CLO Ltd. (Cayman Islands), Ser 2019-2A, Class A, 144a, (3M LIBOR +1.270%), 3.523%, 7/20/32(A)	274,982
908,813	Wendys Funding LLC, Ser 2018-1A, Class A2I, 144a, 3.573%, 3/15/48	923,208

	Total Asset-Backed Securities	$10,049,836

Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 5.4%
$248,140	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.608%, 7/25/43(A)(B)	$248,846
730,133	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.582%, 6/25/45(A)(B)	742,923
507,407	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.763%, 10/25/45(A)(B)	528,354
713,903	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.445%, 5/25/43(A)(B)	725,155
506,917	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.939%, 1/25/45(A)(B)	511,276
341,273	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.864%, 12/25/44(A)(B)	348,970
218,490	CSMC Trust, Ser 2018-RPL9, Class A, 144a, 3.850%, 9/25/57(A)(B)	226,835
2,371	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Ser 2003-2XS, Class A6, 5.470%, 9/25/33(A)(B)	2,399
401,955	EverBank Mortgage Loan Trust, Ser 2013-1, Class B1, 144a, 3.504%, 3/25/43(A)(B)	409,176
588,571	PMT Loan Trust, Ser 2013-J1, Class A11, 144a, 3.500%, 9/25/43(A)(B)	598,225
95,501	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	69,086
245,530	Sequoia Mortgage Trust, Ser 2013-1, Class B1, 3.643%, 2/25/43(A)(B)	252,445
234,228	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.564%, 8/25/43(A)(B)	239,997
322,228	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.508%, 5/25/43(A)(B)	329,662
40,718	Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	40,683

	Total Non-Agency Collateralized Mortgage Obligations	$5,274,032

Shares
	Exchange-Traded Fund — 5.2%
45,431	iShares JP Morgan USD Emerging Markets Bond ETF	$5,149,604

Principal Amount
	Commercial Mortgage-Backed Securities — 3.3%
$675,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	754,922
750,000	BHMS, Ser 2018-ATLS, Class A, 144a, (1M LIBOR +1.250%), 3.278%, 7/15/35(A)	749,995

Touchstone Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 3.3% (Continued)
$675,000	Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Class AAB, 2.720%, 8/10/56	$697,853
360,000	DBUBS Mortgage Trust, Ser 2017-BRBK, Class B, 144a, 3.648%, 10/10/34(A)(B)	378,022
375,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	387,581
250,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(A)(B)	262,170

	Total Commercial Mortgage-Backed Securities	$3,230,543

	Agency Collateralized Mortgage Obligations — 1.8%
1,045,029	FHLMC REMIC, Ser 3859 Class JB, 5.000%, 5/15/41	1,140,327
74,549	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	77,281
487,443	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	508,531

	Total Agency Collateralized Mortgage Obligations	$1,726,139

	Sovereign Bond — 0.4%
374,000	Province of Ontario Canada, 1.875%, 5/21/20	$373,525

	Municipal Bond — 0.3%

	New York — 0.3%
320,000	NY Housing Development Corp., Ref 8 Spruce Street Class B, 3.864%, 2/15/48	$340,384

Shares
	Short-Term Investment Fund — 1.2%
1,221,879	Dreyfus Government Cash Management, Institutional Shares, 1.85%¥Ω	$1,221,879

	Total Investment Securities — 99.4% (Cost $94,332,255)	$97,423,749
	Other Assets in Excess of Liabilities — 0.6%	566,203

	Net Assets — 100.0%	$97,989,952

(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2019.
(B)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2019.

Portfolio Abbreviations:

CLO - Collateralized Loan Obligation

ETF - Exchange-Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

USD - United States Dollar

144a -

This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities were valued at $22,237,142 or 22.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Bond Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$32,479,010	$—	$32,479,010
U.S. Treasury Obligations	—	23,086,528	—	23,086,528
U.S. Government Mortgage-Backed Obligations	—	14,492,269	—	14,492,269
Asset-Backed Securities	—	10,049,836	—	10,049,836
Non-Agency Collateralized Mortgage Obligations	—	5,274,032	—	5,274,032
Exchange-Traded Fund	5,149,604	—	—	5,149,604
Commercial Mortgage-Backed Securities	—	3,230,543	—	3,230,543
Agency Collateralized Mortgage Obligations	—	1,726,139	—	1,726,139
Sovereign Bond	—	373,525	—	373,525
Municipal Bond	—	340,384	—	340,384
Short-Term Investment Fund	1,221,879	—	—	1,221,879

Total Assets	$6,371,483	$91,052,266	$—	$97,423,749

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Common Stock Fund – September 30, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 98.8%

Communication Services — 20.8%
Alphabet, Inc. - Class C*	9,190	$11,202,610
AT&T, Inc.	94,964	3,593,438
Baidu, Inc. (China) ADR*	9,353	961,114
Charter Communications, Inc. - Class A*	11,106	4,577,005
Comcast Corp. - Class A	134,365	6,057,174
Facebook, Inc. - Class A*	49,473	8,810,152
Fox Corp. - Class A	67,213	2,119,561
Netflix, Inc.*	7,346	1,965,937
Walt Disney Co. (The)	27,958	3,643,487

		42,930,478

Information Technology — 19.6%
Apple, Inc.	43,082	9,649,076
Avnet, Inc.	79,952	3,556,664
International Business Machines Corp.	22,843	3,321,829
Microsoft Corp.	85,256	11,853,142
Oracle Corp.	95,850	5,274,625
salesforce.com, Inc.*	45,597	6,768,419

		40,423,755

Financials — 18.2%
Bank of America Corp.	197,849	5,771,255
Berkshire Hathaway, Inc. - Class B*	92,881	19,321,106
Brookfield Asset Management, Inc. (Canada) - Class A	70,429	3,739,076
Goldman Sachs Group, Inc. (The)	23,820	4,936,219
Signature Bank/NewYork NY	30,687	3,658,504

		37,426,160

Health Care — 11.4%
AmerisourceBergen Corp.	49,721	4,093,530
Biogen, Inc.*	12,589	2,930,971
Bristol-Myers Squibb Co.	82,034	4,159,944
Johnson & Johnson	40,239	5,206,122
Novartis AG (Switzerland) ADR	42,586	3,700,723
UnitedHealth Group, Inc.	15,746	3,421,921

		23,513,211

Consumer Discretionary — 11.4%
Alibaba Group Holding Ltd. (China) ADR*	16,143	2,699,594
Amazon.com, Inc.*	6,674	11,585,463
Booking Holdings, Inc.*	1,140	2,237,375
Carnival Corp.	75,945	3,319,556
JD.com, Inc. (China) ADR*	53,709	1,515,131
Yum China Holdings, Inc. (China)	47,153	2,142,161

		23,499,280

Industrials — 6.6%
Deere & Co.	20,280	3,420,830
FedEx Corp.	11,492	1,672,890
General Electric Co.	103,640	926,542
Union Pacific Corp.	19,390	3,140,792
United Technologies Corp.	32,326	4,413,146

		13,574,200

	Shares	Market Value
Real Estate — 4.3%
Jones Lang LaSalle, Inc.	32,714	$4,549,209
Simon Property Group, Inc. REIT	27,406	4,265,744

		8,814,953

Energy — 3.6%
Exxon Mobil Corp.	50,133	3,539,891
Halliburton Co.	79,633	1,501,082
Schlumberger Ltd.	67,838	2,318,024

		7,358,997

Consumer Staples — 2.9%
Monster Beverage Corp.*	48,551	2,818,871
Unilever NV (United Kingdom)	54,088	3,246,903

		6,065,774

Total Common Stocks		$203,606,808

Short-Term Investment Fund — 1.4%
Dreyfus Government Cash Management, Institutional Shares, 1.85%¥Ω	2,800,444	$2,800,444

Total Investment Securities — 100.2% (Cost $166,790,455)		$206,407,252

Liabilities in Excess of Other Assets — (0.2%)		(424,975)

Net Assets — 100.0%		$205,982,277

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$203,606,808	$—	$—	$203,606,808
Short-Term Investment Fund	2,800,444	—	—	2,800,444

Total	$206,407,252	$—	$—	$206,407,252

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Small Company Fund – September 30, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 93.7%

Industrials — 21.9%
ASGN, Inc.*	11,517	$723,959
Clean Harbors, Inc.*	11,600	895,520
Comfort Systems USA, Inc.	14,156	626,120
Crane Co.	10,782	869,353
Curtiss-Wright Corp.	7,000	905,590
EnerSys	10,133	668,170
Harsco Corp.*	30,400	576,384
ITT, Inc.	19,648	1,202,261
Mobile Mini, Inc.	19,385	714,531
NV5 Global, Inc.*	9,316	636,003
Quanta Services, Inc.	31,833	1,203,287
Rexnord Corp.*	31,880	862,354
SkyWest, Inc.	21,100	1,211,140
SPX FLOW, Inc.*	17,182	678,002
Watts Water Technologies, Inc. - Class A	7,700	721,721
Woodward, Inc.	6,661	718,256

		13,212,651

Health Care — 20.8%
Allscripts Healthcare Solutions, Inc.*	84,037	922,726
AngioDynamics, Inc.*	38,599	710,994
Bio-Rad Laboratories, Inc. - Class A*	2,096	697,423
Bio-Techne Corp.	3,536	691,889
Chemed Corp.	1,710	714,045
Encompass Health Corp.	14,683	929,140
Globus Medical, Inc. - Class A*	17,568	898,076
Haemonetics Corp.*	5,640	711,430
Inogen, Inc.*	14,687	703,654
Integra LifeSciences Holdings Corp.*	15,292	918,590
NuVasive, Inc.*	10,997	696,990
Omnicell, Inc.*	10,031	724,940
Orthofix Medical, Inc.*	13,024	690,532
Premier, Inc. - Class A*	19,618	567,353
Providence Service Corp. (The)*	12,284	730,407
Tactile Systems Technology, Inc.*	13,800	584,016
Vericel Corp.*	40,900	619,226

		12,511,431

Information Technology — 20.3%
8x8, Inc.*	32,100	665,112
Aspen Technology, Inc.*	5,358	659,463
Avaya Holdings Corp.*	37,472	383,339
Bottomline Technologies (de), Inc.*	17,118	673,593
Envestnet, Inc.*	12,300	697,410
ExlService Holdings, Inc.*	11,087	742,386
j2 Global, Inc.	13,685	1,242,872
KBR, Inc.	47,170	1,157,552
LogMeIn, Inc.	10,000	709,600
MAXIMUS, Inc.	9,287	717,514
NetScout Systems, Inc.*	1	23
Nice Ltd. (Israel) ADR*	4,768	685,638
Nuance Communications, Inc.*	42,398	691,511
Plantronics, Inc.	19,339	721,731
Qualys, Inc.*	8,828	667,132
Rudolph Technologies, Inc.*	35,822	944,268

	Shares	Market Value
Information Technology — (Continued)
Verint Systems, Inc.*	20,100	$859,878

		12,219,022

Consumer Discretionary — 14.6%
Aaron’s, Inc.	11,262	723,696
Adtalem Global Education, Inc.*	17,685	673,622
Bloomin’ Brands, Inc.	35,672	675,271
Designer Brands, Inc. - Class A	53,143	909,808
frontdoor, Inc.*	18,896	917,779
Funko, Inc. - Class A*	29,700	611,077
G-III Apparel Group Ltd.*	27,200	700,944
Movado Group, Inc.	28,500	708,510
Oxford Industries, Inc.	10,000	717,000
Steven Madden Ltd.	19,564	700,196
Texas Roadhouse, Inc.	13,478	707,865
TopBuild Corp.*	7,600	732,868

		8,778,636

Financials — 8.3%
Glacier Bancorp, Inc.	17,492	707,726
TCF Financial Corp.	31,400	1,195,398
Webster Financial Corp.	25,673	1,203,293
Western Alliance Bancorp	26,077	1,201,628
WSFS Financial Corp.	16,300	718,830

		5,026,875

Communication Services — 4.4%
Cargurus, Inc.*	20,800	643,760
Cogent Communications Holdings, Inc.	11,961	659,051
QuinStreet, Inc.*	52,500	660,975
Yelp, Inc.*	19,900	691,525

		2,655,311

Real Estate — 1.2%
Corporate Office Properties Trust REIT	24,945	742,862

Consumer Staples — 1.2%
Chefs’ Warehouse, Inc. (The)*	17,958	724,067

Energy — 1.0%
Cactus, Inc. - Class A*	20,484	592,807

Total Common Stocks		$56,463,662

Short-Term Investment Fund — 5.9%
Dreyfus Government Cash Management, Institutional Shares, 1.85%¥Ω	3,564,823	$3,564,823

Total Investment Securities —99.6% (Cost $51,185,749)		$60,028,485
Other Assets in Excess of Liabilities — 0.4%		211,727

Net Assets — 100.0%		$60,240,212

Touchstone Small Company Fund (Unaudited) (Continued)

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$56,463,662	$—	$—	$56,463,662
Short-Term Investment Fund	3,564,823	—	—	3,564,823

Total	$60,028,485	$—	$—	$60,028,485

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Aggressive ETF Fund – September 30, 2019 (Unaudited)

	Shares	Market Value
Exchange-Traded Funds — 97.4%

Equity Funds — 80.3%
iShares Core S&P Small-Cap ETF	5,840	$454,586
Vanguard Extended Market ETF†	16,275	1,893,271
Vanguard FTSE Developed Markets ETF	90,460	3,716,097
Vanguard FTSE Emerging Markets ETF	28,310	1,139,761
Vanguard S&P 500 ETF	22,160	6,040,816
Vanguard Value ETF	10,600	1,183,172

		14,427,703

Fixed Income Funds — 17.1%
iShares Core Total USD Bond Market ETF†	17,320	907,741
iShares Core US Aggregate Bond ETF	8,025	908,189
iShares iBoxx $ High Yield Corporate Bond ETF	4,135	360,448
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	5,400	178,200
Vanguard Intermediate-Term Corporate Bond ETF	5,945	542,422
Vanguard Total International Bond ETF	3,020	177,666

		3,074,666

Total Exchange-Traded Funds		$17,502,369

Short-Term Investment Funds — 11.4%
Dreyfus Government Cash Management, Institutional Shares, 1.85%¥Ω	560,275	560,275
Invesco Government & Agency Portfolio, Institutional Class, 1.83%**¥Ω	1,484,911	1,484,911

Total Short-Term Investment Funds		$2,045,186

Total Investment Securities —108.8% (Cost $17,299,420)		$19,547,555
Liabilities in Excess of Other Assets — (8.8%)		(1,576,523)

Net Assets — 100.0%		$17,971,032

**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2019 was $ 1,457,006.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2019.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$17,502,369	$—	$—	$17,502,369
Short-Term Investment Funds	2,045,186	—	—	2,045,186

Total	$19,547,555	$—	$—	$19,547,555

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Conservative ETF Fund – September 30, 2019 (Unaudited)

	Shares	Market Value
Exchange-Traded Funds — 97.8%

Fixed Income Funds — 57.5%
iShares Core Total USD Bond Market ETF	61,990	$3,248,896
iShares Core US Aggregate Bond ETF	28,700	3,247,979
iShares iBoxx $ High Yield Corporate Bond ETF	11,105	968,023
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	10,060	331,980
Vanguard Intermediate-Term Corporate Bond ETF	12,465	1,137,307
Vanguard Total International Bond ETF	5,440	320,035

		9,254,220

Equity Funds — 40.3%
iShares Core S&P Small-Cap ETF	3,160	245,974
Vanguard Extended Market ETF	7,650	889,924
Vanguard FTSE Developed Markets ETF	37,575	1,543,581
Vanguard FTSE Emerging Markets ETF	9,995	402,399
Vanguard S&P 500 ETF	10,420	2,840,492
Vanguard Value ETF	5,115	570,936

		6,493,306

Total Exchange-Traded Funds		$15,747,526

Short-Term Investment Fund — 2.5%
Dreyfus Government Cash Management, Institutional Shares, 1.85%¥Ω	397,171	$397,171

Total Investment Securities —100.3% (Cost $14,348,296)		$16,144,697
Liabilities in Excess of Other Assets — (0.3%)		(43,543)

Net Assets — 100.0%		$16,101,154

¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2019.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$15,747,526	$—	$—	$15,747,526
Short-Term Investment Fund	397,171	—	—	397,171

Total	$16,144,697	$—	$—	$16,144,697

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Moderate ETF Fund – September 30, 2019 (Unaudited)

	Shares	Market Value
Exchange-Traded Funds — 97.1%

Equity Funds — 59.6%
iShares Core S&P Small-Cap ETF	4,530	$352,615
Vanguard Extended Market ETF	12,200	1,419,226
Vanguard FTSE Developed Markets ETF	63,820	2,621,726
Vanguard FTSE Emerging Markets ETF	19,645	790,908
Vanguard S&P 500 ETF	17,165	4,679,179
Vanguard Value ETF	8,065	900,215

		10,763,869

Fixed Income Funds — 37.5%
iShares Core Total USD Bond Market ETF†	41,905	2,196,241
iShares Core US Aggregate Bond ETF	19,395	2,194,932
iShares iBoxx $ High Yield Corporate Bond ETF	8,345	727,434
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	8,250	272,250
Vanguard Intermediate-Term Corporate Bond ETF	12,065	1,100,810
Vanguard Total International Bond ETF	4,660	274,148

		6,765,815

Total Exchange-Traded Funds		$17,529,684

Short-Term Investment Funds — 12.8%
Dreyfus Government Cash Management, Institutional Shares, 1.85%¥Ω	546,176	546,176
Invesco Government & Agency Portfolio, Institutional Class, 1.83%**¥Ω	1,757,689	1,757,689

Total Short-Term Investment Funds		$2,303,865

Total Investment Securities —109.9% (Cost $18,055,168)		$19,833,549
Liabilities in Excess of Other Assets — (9.9%)		(1,789,401)

Net Assets — 100.0%		$18,044,148

**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2019 was $1,721,878.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2019.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$17,529,684	$—	$—	$17,529,684
Short-Term Investment Funds	2,303,865	—	—	2,303,865

Total	$19,833,549	$—	$—	$19,833,549

See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments

September 30, 2019 (Unaudited)

Security valuation and fair value measurements—U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below.

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of September 30, 2019, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Funds’ investments by portfolio or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended September 30, 2019.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Notes to Portfolios of Investments (Unaudited) (Continued)

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•

If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.